Debt (Debt Maturing Within One Year) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Current maturities of long-term debt	$ 3,470	$ 11,834
Bank borrowings	0	4
Total	$ 3,470	$ 11,838